Accrued Payroll Taxes (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Payables and Accruals [Abstract]
Revenue service amount	$ 2,002,552		$ 1,953,024
Penalties and interest expense	$ 190,466	$ 127,235